Schedule of provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Current	$ 6,078	$ 8,304	$ (46,242)
Deferred	117,845	161,000	46,242
Total income tax expenses	$ 123,923	$ 169,304